2 SIGNIFICANT ACCOUNTING POLICIES: Foreign currencies (Details)	12 Months Ended
Dec. 31, 2018
Company
Description of functional currency	Canadian Dollar
Snipp Interactive Inc. (formerly Consumer Impulse, Inc.)
Description of functional currency	U.S. Dollar
Snipp Interactive (India) Private Limited
Description of functional currency	Indian Rupee
Snipp Interactive Limited (formerly Swiss Post Solutions Ireland Limited)
Description of functional currency	European Euro
Snipp Interactive Limited (United Kingdom)
Description of functional currency	British Pound
Snipp Interactive AG
Description of functional currency	Swiss Franc
Snipp Cann Inc
Description of functional currency	U.S. Dollar
Hip Digital Media, Inc. (USA)
Description of functional currency	U.S. Dollar
Hip Digital Media Inc. (Canada)
Description of functional currency	Canadian Dollar